Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 727,447	$ 929,912	$ 879,554
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	802,930	1,122,490	1,068,682
(Loss)/gain on disposal of property, plant and equipment	(9,950)	2,555	36,479
(Allowance for)/Reversal of expected credit losses	5,315	197,527	(418,922)
Change in cash surrender of life insurance policy	(8,186)	(13,626)	(13,689)
Equity in net (income)/losses of affiliates	(5,528)	33,780	115,943
Deferred income taxes	(51,267)	(116,475)	53,844
Change in operating assets and liabilities:
Accounts receivable	(2,220,351)	(1,794,055)	597,483
Contract assets	485,554	(5,048,269)	6,896,717
Prepayments and other current assets	(3,736,545)	467,095	450,574
Income tax payable	53,494	404,508	62,797
Accounts payable	(245,877)	324,198	(4,637,021)
Contract liabilities	1,170,396	217,410	(4,185,152)
Accrued expenses and other current liabilities	311,462	(417,736)	(166,469)
Operating lease liabilities	(283,956)	(387,848)	(358,506)
Due to related parties	85,143	(2,446,978)	1,670,567
Other long-term liabilities	(86,072)	17,680	51,538
Net cash (used in) provided by operating activities	(3,005,991)	(6,507,832)	2,104,419
Cash flows from investing activities:
Proceeds on disposal of life insurance policy	159,251
Sales proceeds from disposal of property, plant and equipment	10,164
Deposits paid for acquisition of plant and equipment	(1,781,573)
Purchase of property, plant and equipment		(59,717)	(195,709)
Net cash used in investing activities	(1,612,158)	(59,717)	(195,709)
Cash flows from financing activities:
Advanced to a director	(115,359)
Repayment of bank borrowings	(41,641,140)	(37,281,541)	(14,639,651)
Proceeds from bank borrowings	42,102,242	42,901,267	13,974,230
Proceeds from bank overdrafts			74,497
Repayment of bank overdrafts		(74,639)
Repayment of finance lease liabilities	(141,913)	(221,255)	(445,302)
Proceeds from issuance of shares pursuant to IPO	6,900,017
Payment for offering costs related to IPO	(2,092,695)
Net cash provided by (used in) financing activities	5,011,152	5,323,832	(1,036,226)
Foreign currency translation adjustment	2,027	5,083	(2,953)
Net change in cash and cash equivalents	395,030	(1,238,634)	869,531
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	323,595	1,562,229	692,698
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	718,625	323,595	1,562,229
Supplemental disclosure of cash flow information:
Interest paid	(891,379)	(733,220)	(116,642)
Income taxes (paid)/refund	(177,098)	135,417
Non-Cash Transactions:
Proceeds on disposal of life insurance policy in exchange for repayment of bank borrowings	271,586
Bank loans assumed on behalf of a related company (Note 13g)	$ 851,718